SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements [Abstract]
Schedule of terms and conditions of share-based payment arrangement
The total long-term share unit awards granted to Officers, Board of Directors, and employees during the year were as follows:

Grant year (thousands of units)	PSUs (2)	RSUs (2)	DSUs	Total
2024	780	1,359	32	2,171
2025	672	1,194	27	1,893
(1)    Distribution units are granted in addition to RSU and PSU grants based on notional accrued dividends.
(2)    Contractual life of 3 years.

Schedule of number and weighted average exercise prices of share options
The number and weighted average exercise prices of share options is as follows:

(thousands of options, except as noted)	Number of Options	Weighted Average Exercise Price (dollars)
Balance at December 31, 2023	10,682	$42.38
Granted	165	$50.46
Exercised(1)	(6,519)	$42.90
Forfeited	(37)	$46.02
Expired	(119)	$44.80
Balance at December 31, 2024	4,172	$41.78
Exercised(1)	(1,481)	$41.31
Forfeited	(9)	$45.19
Expired	(48)	$44.15
Balance at December 31, 2025	2,634	$41.99
(1) Exercise represents the net number of common shares equivalent to the employee's gain upon exercise.
Schedule of range of exercise prices of outstanding share options
As of December 31, 2025, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Options Outstanding at December 31, 2025	Options Exercisable	Weighted Average Remaining Life (years)
$26.83 – $37.03	440	440	2
$37.04 – $37.50	610	610	2
$37.51 – $45.50	597	583	2
$45.51 – $48.08	457	301	3
$48.09 – $50.46	530	421	2
Total	2,634	2,355	2

Schedule of number and weighted average remaining contractual life of outstanding share options
As of December 31, 2025, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Options Outstanding at December 31, 2025	Options Exercisable	Weighted Average Remaining Life (years)
$26.83 – $37.03	440	440	2
$37.04 – $37.50	610	610	2
$37.51 – $45.50	597	583	2
$45.51 – $48.08	457	301	3
$48.09 – $50.46	530	421	2
Total	2,634	2,355	2

Schedule of indirect measurement of fair value of goods or services received, share options granted during period
Share Options Granted

For the years ended December 31 (dollars, except as noted)	2025	2024
Weighted average
Fair value at grant date	—	6.96
Expected volatility (percent)	—	25.1
Expected option life (years)	—	3.67
Expected annual dividends per option	—	2.74
Expected forfeitures (percent)	—	7.2
Risk-free interest rate (based on government bonds) (percent)	—	3.9

Schedule of employee share-based compensation expense
Employee Expenses

For the years ended December 31
($ millions)	2025	2024
Share option plan, equity settled	2	3
Long-term share unit award incentive plan	92	81
Share-based compensation expense	94	84

Total carrying amount of liabilities for cash settled arrangements	165	158
Total intrinsic value of liability for vested benefits	98	105